Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Schedule Of Earnings Per Share Basic And Diluted [Abstract]
Summary of Basic and Diluted Loss per Share of Common Stock

The following table sets forth the computation of basic and diluted loss per Class A common stock and Class B common stock (amounts in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
Numerator:
Net loss attributable to common stockholders	$(1,099,914)	$(51,283)
Denominator:
Weighted average Class A and Class B common shares outstanding—Basic and Diluted	252,143,509	239,636,062

Net loss per share attributable to Class A and Class B Common stockholders—Basic and Diluted	$(4.36)	$(0.21)

Summary of Potential Common Stock Outstanding Excluded from Computation of Diluted Net Loss Per Share

The following table presents the potential common stock outstanding that was excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2020	2019
Warrants	18,149,989	1,022,740
Options outstanding	55,316,336	55,456,890
Restricted stock units	13,913,076	—
VGA contingent purchase commitment (1)	15,221,334	—

Total	102,600,735	56,479,630